UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Mar 31, 2009


Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [X] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Mar Vista Investment Partners, LLC
Address: 100 Wilshire Blvd. Suite 1000, Santa Monica, CA 90401

Form 13F File Number: 28-13243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  952-230-6155

Signature, Place, and Date of Signing:


/s/ Lance Simpson                Minnetonka, MN                02/29/2012


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              0
Form 13F Information Table Entry Total:                        80
Form 13F Information Table Value Total:                  $186,340
                                                        (thousands)


List of Other Included Managers: None

                                                      FORM 13F INFORMATION TABLE

NAME OF                       TITLE           CUSIP       VALUE       SHRS OR   SH/   PUT/  INVESTMENT OTHER      VOTING AUTHORITY
ISSUER                        OF CLASS                   (x$1000)     PRN AMT   PRN   CALL  DISCRETION MANAGERS SOLE     SHARED NONE
----------------------------  --------------  ---------   ----------  --------- ---   ----  ---------- -------- -------- ------ ----
ABBOTT LABS                   COM             002824100     42           880     SH          SOLE                   0        880   0
ADOBE SYS INC                 COM             00724F101   6010        280933     SH          SOLE              224010      56923   0
AFLAC INC                     COM             001055102   2014        104044     SH          SOLE               85178      18866   0
ALCON INC                     COM SHS         H01301102     37           402     SH          SOLE                   0        402   0
ALLIANCE DATA SYSTEMS CORP    COM             018581108   4415        119503     SH          SOLE               90619      28884   0
ALTRIA GROUP INC              COM             02209S103    100          6231     SH          SOLE                   0       6231   0
AMERICAN  TOWER CORP          CL A            029912201   5883        193318     SH          SOLE              153399      39919   0
AMGEN INC                     COM             031162100     49           985     SH          SOLE                   0        985   0
AUTODESK INC                  COM             052769106      1            84     SH          SOLE                  84          0   0
BECKMAN COULTER INC           COM             075811109   3870         75865     SH          SOLE               60807      15058   0
BOSTON SCIENTIFIC CORP        COM             101137107   4543        571468     SH          SOLE              460670     110798   0
BP PLC                        SPONSORED ADR   055622104     70          1748     SH          SOLE                   0       1748   0
CHARLES RIV LABS INTL INC     COM             159864107     20           726     SH          SOLE                   0        726   0
CHEVRON CORP NEW              COM             166764100   4161         61893     SH          SOLE               48294      13599   0
CISCO SYS INC                 COM             17275R102   6372        379952     SH          SOLE              298303      81649   0
COLGATE PALMOLIVE CO          COM             194162103   4433         75156     SH          SOLE               61626      13530   0
CONSOLIDATED TOMOKA LD CO     COM             210226106      1            40     SH          SOLE                  40          0   0
CONTANGO OIL & GAS COMPANY    COM NEW         21075N204      1            33     SH          SOLE                  33          0   0
COVIDIEN LTD                  COM             G2552X108    194          5831     SH          SOLE                5831          0   0
DUN & BRADSTREET CORP DEL NE  COM             26483E100   4652         64306     SH          SOLE               50127      14179   0
ECOLAB INC                    COM             278865100      1            39     SH          SOLE                  39          0   0
ENDO PHARMACEUTICALS HLDGS I  COM             29264F205     52          2952     SH          SOLE                  83       2869   0
EXXON MOBIL CORP              COM             30231G102   3444         50579     SH          SOLE               40414      10165   0
FEDEX CORP                    COM             31428X106   2098         47154     SH          SOLE               36564      10590   0
FIRST AMERN CORP CALIF        COM             318522307   8155        307632     SH          SOLE              239187      68445   0
GEN-PROBE INC NEW             COM             36866T103     23           498     SH          SOLE                   0        498   0
GENZYME CORP                  COM             372917104     41           691     SH          SOLE                   0        691   0
GOOGLE INC                    CL A            38259P508   7857         22573     SH          SOLE               18059       4514   0
HOLOGIC INC                   COM             436440101     42          3211     SH          SOLE                   0       3211   0
HOME DEPOT INC                COM             437076102    143          6066     SH          SOLE                   0       6066   0
HONEYWELL INTL INC            COM             438516106    100          3590     SH          SOLE                   0       3590   0
INTEL CORP                    COM             458140100   4868        323881     SH          SOLE              256936      66945   0
JACOBS ENGR GROUP INC DEL     COM             469814107   4538        117398     SH          SOLE               92217      25181   0
JOHNSON & JOHNSON             COM             478160104   3637         69149     SH          SOLE               51453      17696   0
KLA-TENCOR CORP               COM             482480100      1            40     SH          SOLE                  40          0   0
LEGG MASON INC                COM             524901105   4058        255181     SH          SOLE              198273      56908   0
LILLY ELI & CO                COM             532457108     28           843     SH          SOLE                   0        843   0
LOWES COS INC                 COM             548661107   7280        398903     SH          SOLE              314886      84017   0
MAXIM INTEGRATED PRODS INC    COM             57772K101   3483        263680     SH          SOLE              204168      59512   0
MCGRAW HILL COS INC           COM             580645109      1            54     SH          SOLE                  54          0   0
MEDTRONIC INC                 COM             585055106   4721        160195     SH          SOLE              124858      35337   0
MICROCHIP TECHNOLOGY INC      COM             595017104      2            79     SH          SOLE                  79          0   0
MICROSOFT CORP                COM             594918104   6885        374816     SH          SOLE              295370      79446   0
MOODYS CORP                   COM             615369105   3151        137466     SH          SOLE              112466      25000   0
MSC INDL DIRECT INC           CL A            553530106      1            39     SH          SOLE                  39          0   0
NETAPP INC                    COM             64110D104   4467        301018     SH          SOLE              234516      66502   0
NOVARTIS A G                  SPONSORED ADR   66987V109   6324        167180     SH          SOLE              129137      38043   0
OMNICARE INC                  COM             681904108     55          2238     SH          SOLE                   0       2238   0
OMNICOM GROUP INC             COM             681919106   3029        129429     SH          SOLE              100107      29322   0
PATTERSON COMPANIES INC       COM             703395103     15           798     SH          SOLE                   0        798   0
PAYCHEX INC                   COM             704326107   3288        128111     SH          SOLE              103600      24511   0
PEOPLES UNITED FINANCIAL INC  COM             712704105    283         15757     SH          SOLE                 112      15645   0
PETSMART INC                  COM             716768106      2            78     SH          SOLE                  78          0   0
PFIZER INC                    COM             717081103     15          1123     SH          SOLE                   0       1123   0
PHILIP MORRIS INTL INC        COM             718172109    222          6236     SH          SOLE                   0       6236   0
PRAXAIR INC                   COM             74005P104   4710         69994     SH          SOLE               55489      14505   0
PROCTER & GAMBLE CO           COM             742718109   4202         89232     SH          SOLE               70033      19199   0
ROCKWELL COLLINS INC          COM             774341101   5679        173981     SH          SOLE              138926      35055   0
ROYAL  DUTCH SHELL PLC        SPONS ADR A     780259206    113          2550     SH          SOLE                   0       2550   0
SBA COMMUNICATIONS CORP       COM             78388J106      2            97     SH          SOLE                  97          0   0
SHIRE PLC                     SPONSORED ADR   82481R106     25           697     SH          SOLE                   0        697   0
ST JOE CO                     COM             790148100      2           116     SH          SOLE                 116          0   0
ST JUDE MED INC               COM             790849103     41          1118     SH          SOLE                  52       1066   0
STARBUCKS CORP                COM             855244109   6996        629776     SH          SOLE              497868     131908   0
STERICYCLE INC                COM             858912108   2915         61079     SH          SOLE               49240      11839   0
STRYKER CORP                  COM             863667101     20           587     SH          SOLE                   0        587   0
SYSCO CORP                    COM             871829107   4208        184579     SH          SOLE              144778      39801   0
TARGET CORP                   COM             87612E106   7742        225134     SH          SOLE              177675      47459   0
THERMO FISHER SCIENTIFIC INC  COM             883556102   4935        138374     SH          SOLE              107606      30768   0
TOLL BROTHERS INC             COM             889478103      2            83     SH          SOLE                  83          0   0
TRACTOR SUPPLY CO             COM             892356106      1            39     SH          SOLE                  39          0   0
TRANSDIGM GROUP INC           COM             893641100   3387        103114     SH          SOLE               82450      20664   0
UNITED TECHNOLOGIES CORP      COM             913017109   5557        129284     SH          SOLE              101236      28048   0
VISA INC                      COM CL A        92826C839    175          3151     SH          SOLE                   0       3151   0
VOLCANO CORPORATION           COM             928645100     50          3415     SH          SOLE                   0       3415   0
VULCAN MATLS CO               COM             929160109   2824         63741     SH          SOLE               49481      14260   0
WEATHERFORD INTERNATIONAL LT  REG             H27013103      2           165     SH          SOLE                 165          0   0
WELLS FARGO & CO NEW          COM             949746101   1316         92403     SH          SOLE               71327      21076   0
WESTERN UN CO                 COM             959802109    159         12632     SH          SOLE                   0      12632   0
YAHOO INC                     COM             984332106   2099        163831     SH          SOLE              120352      43479   0